Cash and Cash Equivalents - Other Cash Inflows (outflows) from (used in) investment activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Cash and Cash equivalents merger with EGP Americas	$ 1,022,668
Other payments used in investment activities	(13,043)	$ (4,369)	$ (7,263)
Total other payments from investment activities	$ 1,009,625	$ (4,369)	$ (7,263)